Summary of Significant Accounting Policies - Additional Information (Q3) (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 28, 2021 $ / shares	Mar. 31, 2021	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2017 $ / shares
Stock split	8.25-for-1
Forward stock split			8.25	8.25
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares			84,944,145	66,155,340	9,162,976	63,633,981
Common stock, shares outstanding | shares			84,944,145	66,155,340		63,633,981
Warranty description		We provide standard assurance type warranties with our Voyager Trackers for periods generally ranging from five to ten years.
Minimum [Member]
Subscription revenue contract terms		1 year		1 year
Product warranty life			5 years	5 years
Maximum [Member]
Subscription revenue contract terms		2 years		2 years
Product warranty life			10 years	10 years
Subsequent Event [Member]
Stock split	8.25-for-1
Common stock, par value | $ / shares	$ 0.0001